Supplement Dated February 28, 1999 to the
Prospectus Dated October 30, 1998
____________

Nuveen Investment Trust
Nuveen Growth and Income Stock Fund
____________


The Nuveen Growth and Income Stock Fund is modifying its dividend payment schedule described under "Distributions and Taxes" of page 17 of your prospectus. Beginning in 1999, the Fund will pay income dividends once a year in December instead of quarterly. The fund will continue to pay any capital gains once a year in December.




PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE

Supplement Dated February 28, 1999 to the
Prospectus Dated June 1, 1998 As Updated June 15, 1998
____________

Nuveen Investment Trust
Nuveen European Value Fund
____________

The Nuveen European Value Fund is modifying its dividend payment schedule described under "Distributions and Taxes" of page 21 of your prospectus. Beginning in 1999, the fund will pay income dividends once a year in December instead of quarterly. The fund will continue to pay any capital gains once a year in December.



PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE